General and administrative expense - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses [Abstract]
Share-based payment expenses	€ 46,433	€ 83,995	€ 202,201	€ 4,650	€ 0